Offerings	Mar. 12, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Amended and Restated 2018 Equity Incentive PlanCommon Stock, $0.001 par value per share
Amount Registered | shares	11,470,676
Proposed Maximum Offering Price per Unit	2.26
Maximum Aggregate Offering Price	$ 25,923,728
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,580.07
Offering Note
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the Amount Registered in this Registration Statement on Form S-8 shall also cover any additional shares of the Common Stock (“Common Stock”) of Allogene Therapeutics, Inc. (the “Registrant”) that become issuable under the Registrant’s Amended and Restated 2018 Equity Incentive Plan (the “2018 Plan”), by reason of any stock dividend, stock split, recapitalization or other similar transaction.

The Amount Registered represents shares of Common Stock that were automatically added to the shares authorized for issuance under the 2018 Plan on January 1, 2026, pursuant to an evergreen provision contained in the 2018 Plan. Pursuant to such provision, on January 1 of each year through January 1, 2028, the number of shares authorized for issuance under the 2018 Plan is automatically increased by: (a) a number equal to 5% of the total number of shares of Common Stock outstanding on December 31 of the preceding calendar year; or (b) such lesser number of shares of Common Stock as the Registrant’s board of directors (the “Board”) may designate prior to the applicable January 1st.

The Proposed Maximum Offering Price Per Unit and Maximum Aggregate Offering Price estimates are made pursuant to Rule 457(c) and Rule 457(h)(1) of the Securities Act solely for purposes of calculating the registration fee and are based upon the average of the high and low prices of the Common Stock on March 6th, 2026, as reported on the Nasdaq Global Select Market.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2018 Employee Stock Purchase PlanCommon Stock, $0.001 par value per share
Amount Registered | shares	2,294,135
Proposed Maximum Offering Price per Unit	1.92
Maximum Aggregate Offering Price	$ 4,404,739
Fee Rate	0.01381%
Amount of Registration Fee	$ 608.29
Offering Note
Pursuant to Rule 416(a) under the Securities Act, the Amount Registered in this Registration Statement on Form S-8 shall also cover any additional shares of Common Stock of the Registrant that become issuable under the Registrant’s 2018 Employee Stock Purchase Plan (the “2018 ESPP”), by reason of any stock dividend, stock split, recapitalization or other similar transaction.

The Amount Registered represents shares of Common Stock that were automatically added to the shares authorized for issuance under the 2018 ESPP on January 1, 2026, pursuant to an evergreen provision contained in the 2018 ESPP. Pursuant to such provision, on January 1 of each year through January 1, 2028, the number of shares authorized for issuance under the 2018 ESPP is automatically increased by a number equal to the lesser of: (a) 1% of the total number of shares of Common Stock outstanding on December 31 of the preceding calendar year; (b) 2,320,000 shares; and (c) such lesser number of shares of Common Stock as the Board may designate prior to the applicable January 1st.

The Proposed Maximum Offering Price Per Unit and Maximum Aggregate Offering Price estimates are made pursuant to Rule 457(c) and Rule 457(h)(1) of the Securities Act solely for purposes of calculating the registration fee and are based upon the average of the high and low prices of the Common Stock on March 6th, 2026, as reported on the Nasdaq Global Select Market, multiplied by 85%, which is the percentage of the trading price per share applicable to purchasers under the 2018 ESPP.